Earnings Per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Earnings Per Share

NOTE	17 – EARNINGS PER SHARE
As of September 30, 2021, the Company had two classes of economic shares authorized—Class A and Class B common stock. The Company applies the two-class
method for calculating earnings per share for Class A common stock and Class B common stock. In applying the two-class
method, the Company allocates undistributed earnings equally on a per share basis between Class A and Class B common stock. According to the Company’s certificate of incorporation, the holders of the Class A and Class B common stock are entitled to participate in earnings equally on a per-share
basis, as if all shares of common stock were of a single class, and in such dividends as may be declared by the board of directors. RSUs awarded as part of the Company’s stock compensation plan are included in weighted-average Class A shares outstanding in the calculation of basic earnings per share once the RSUs are vested and shares are issued.
Basic earnings per share of Class A common stock and Class B common stock is computed by dividing net income by the weighted-average number of shares of Class A common stock and Class B common stock outstanding during the period. Diluted earnings per share of Class A common stock and Class B common stock is computed by dividing net income by the weighted-average number of shares of Class A common stock or Class B common stock, respectively, outstanding adjusted to give effect to potentially dilutive securities. See
Note 11,
Non-Controlling
Interests
for a description of the Stapled Interests. Refer to
Note 1—Organization, Basis of Presentation and Summary of Significant Accounting Policies
—for additional information related to the Company’s capital structure.
Prior to the business combination transaction with the Company, UWM’s ownership structure included equity interests held solely by SFS Corp. The Company analyzed the calculation of earnings per unit for periods prior to the business combination transaction and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. Therefore, earnings per share information has not been presented for the three and nine months ended September 30, 2020. The basic and diluted earnings per share period for the nine months ended September 30, 2021 represents only the period from January 21, 2021 to September 30, 2021, which represents the period in which the Company had outstanding Class A common stock. There was no Class B common stock outstanding as of September 30, 2021.
The following table sets for the calculation of the basic and diluted earnings per share for the periods following the business combination transaction for the Company’s Class A common stock (in thousands, except shares and per share amounts):

	For the three months ended September 30, 2021	For the nine months ended September 30, 2021
Net income	$329,857	$1,328,574
Net income attributable to non-controlling interests	304,611	1,247,079
Net income attributable to UWMC	25,246	81,495
Numerator:
Net income attributable to Class A common shareholders	$25,246	$81,495
Net income attributable to Class A common shareholders - diluted	$254,701	$887,166
Denominator:
Weighted average shares of Class A common stock outstanding - basic	101,106,023	102,247,594
Weighted average shares of Class A common stock outstanding - diluted	1,603,710,511	1,604,567,758
Earnings per share of Class A common stock outstanding - basic	$0.25	$0.80
Earnings per share of Class A common stock outstanding - diluted	$0.16	$0.55
For purposes of calculating diluted earnings per share, it was assumed that all Class D common stock was exchanged for Class B common stock and converted to Class A common stock under the if-converted
method, and it was determined that the conversion would be dilutive. Under the if-converted
method, all of the Company’s net income for the period from January 21, 2021 through September 30, 2021 is attributable to Class A common shareholders. The net income under the if-converted
method is tax effected using a blended statutory rate.
The Public and Private Warrants were not in the money and the triggering events for the issuance of earn-out
shares were not met during either of the three-month or nine-month periods ended September 30, 2021. Therefore, these potentially dilutive securities were excluded from the computation of diluted earnings per share. Unvested RSUs have been included in the calculations of diluted earnings per share for the three and nine month periods ended September 30, 2021 using the treasury stock method and the impact was immaterial.